ACCOUNTS RECEIVABLES, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Credit Loss [Abstract]
Provision for allowance for expected credit losses	$ 211,905	$ 4,665	$ 196,075